Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2023
Gas pipelines
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	20 years
Bottom of Range | Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range | Plant and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	6 years
Bottom of Range | IT equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
Bottom of Range | Fixtures and fittings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	2 years
Bottom of Range | Motor vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Bottom of Range | Civil engineering works at Hydroelectric plants
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range | Electromechanical equipment at Hydroelectric plants
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range | Combined cycle power plants
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range | Renewable
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range | Low- and medium-voltage network
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range | Measuring and remote control equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range | Primary substations
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	6 years
Top of Range | Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	60 years
Top of Range | Plant and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	65 years
Top of Range | IT equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	15 years
Top of Range | Fixtures and fittings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	35 years
Top of Range | Motor vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Top of Range | Civil engineering works at Hydroelectric plants
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	65 years
Top of Range | Electromechanical equipment at Hydroelectric plants
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	45 years
Top of Range | Combined cycle power plants
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	25 years
Top of Range | Renewable
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	50 years
Top of Range | Low- and medium-voltage network
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	50 years
Top of Range | Measuring and remote control equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	50 years
Top of Range | Primary substations
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	25 years